Business Combinations - Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Acquisition	Dec. 31, 2017 EUR (€) Acquisition	Dec. 31, 2016 EUR (€) Acquisition
Disclosure of detailed information about business combination [line items]
Goodwill	€ 8,116	€ 6,905
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Goodwill	1,504	487	€ 71
Consideration	€ 3,728	€ 2,060	€ 175
Business combinations [member] | Total Group Pre Adjustment to Provisiional Fair Values of Prior Year Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	44	31	21
Goodwill	€ 1,473	€ 487	€ 26
Consideration	3,728	2,061	167
Business combinations [member] | Adjustments to Provisional Prior Year Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Goodwill	€ 31		45
Consideration		€ (1)	€ 8
Business combinations [member] | Europe [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	14	10	8
Goodwill	€ 60	€ 172	€ 9
Consideration	€ 153	€ 728	€ 37
Business combinations [member] | Americas [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	30	21	13
Goodwill	€ 1,413	€ 315	€ 17
Consideration	€ 3,575	€ 1,333	€ 130
Business combinations [member] | Europe Heavyside [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	10	8	5
Goodwill	€ 46	€ 155	€ 2
Consideration	€ 86	€ 698	€ 15
Business combinations [member] | Europe Lightside [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	2		2
Goodwill	€ 14		€ 7
Consideration	€ 34		€ 22
Business combinations [member] | Europe Distribution [member] | Europe [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	2	2	1
Goodwill		€ 17
Consideration	€ 33	€ 30
Business combinations [member] | Americas Materials [member] | Americas [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	24	13	8
Goodwill	€ 1,353	€ 239	€ 10
Consideration	€ 3,398	€ 1,171	€ 97
Business combinations [member] | Americas Products [member] | Americas [member]
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	6	8	5
Goodwill	€ 60	€ 76	€ 7
Consideration	€ 177	€ 162	€ 33